12. EMPLOYEE BENEFITS PLANS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Employee Benefits Plans Contributions to security fund	$ 267,000	$ 282,000